Carrying Amounts and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010	Sep. 30, 2009
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Cash and cash equivalents, Assets, Carrying Amount	$ 440,524		$ 376,183		$ 234,112	$ 190,167
Senior Subordinated Notes, Liabilities, Carrying Amount	3,619,125		3,138,375
Level 1
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Cash and cash equivalents, Assets, Carrying Amount	440,524		376,183
Cash and cash equivalents, Assets, Fair Value	440,524		376,183
Level 1 | 7 3/4% Senior Subordinated Notes due 2018
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Senior Subordinated Notes, Liabilities, Carrying Amount	1,600,000		1,600,000
Senior Subordinated Notes, Liabilities, Fair Value	1,696,000		1,616,000
Level 2 | Accrued liabilities
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Interest rate swap agreements, Liabilities, Carrying Amount	9,800	[1]
Interest rate swap agreements, Liabilities, Fair Value	9,800	[1]
Level 2 | Other Non-Current Liabilities
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Interest rate swap agreements, Liabilities, Carrying Amount			5,600	[2]
Interest rate swap agreements, Liabilities, Fair Value			5,600	[2]
Level 2 | Term Loans
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Term loans, Liabilities, Carrying Amount	2,019,125		1,538,375
Term loans, Liabilities, Fair Value	$ 2,037,000		$ 1,496,000

[1]	Included in Accrued liabilities on the Consolidated Balance Sheet.
[2]	Included in Other non-current liabilities on the Consolidated Balance Sheet.